Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2022
Finance Income (Expenses), Net [Abstract]
FINANCE INCOME (EXPENSES), NET

NOTE 16: FINANCE INCOME (EXPENSES), NET

	Year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Finance expenses:
Revaluation of marketable securities	(1,531)	-	-
Revaluation of warrants to purchase ADS’s	-	-	(2,172)
Bank account management fees and commissions	(11)	(21)	(17)
Exchange differences	(16)	-	-

Total finance expenses	(1,558)	(21)	(2,189)

Finance income:
Revaluation of warrants to purchase ADS’s	1,054	719	-
Revaluation of marketable securities	-	747	138
Interest income on bank deposits	36	8	33
Exchange differences	-	13	12

Total finance income	1,090	1,487	183

Finance income (expenses), net	(468)	1,466	(2,006)